SCHEDULE I	12 Months Ended
Dec. 31, 2013
NOTES TO SCHEDULE 1 [Abstract]
SCHEDULE 1

SCHEDULE 1

BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data)

	At December 31,
	2012	2013
ASSETS
Current assets:
Cash and cash equivalents	$1,255	$688
Amounts due from subsidiaries	14,544	15,343
Prepaid expenses and other current assets	191	54
Total current assets	15,990	16,085

Investments in subsidiaries	392,493	398,324
Investments in an equity method investee	11,478	14,987
Acquired intangible assets, net		621
TOTAL ASSETS	419,961	430,017

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$1,902	$1,228
Amounts due to subsidiaries	138,795	146,213
Total current liabilities	140,697	147,441
Payable for acquisition of intangible assets	475	-
Total liabilities	141,172	147,441
Equity:
Ordinary shares of par value $0.000001: 2,000,000,000 shares authorized 411,474,516 (2012: 408,985,092) shares issued and outstanding	$1	$1
Additional paid-in capital	20,202	18,882
Accumulated other comprehensive income	35,751	40,734
Retained earnings	222,835	222,959
Total equity	278,789	282,576
TOTAL LIABILITIES AND EQUITY	$419,961	$430,017

STATEMENTS OF OPERATIONS

(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31,
	2011	2012	2013
Operating expenses:
Research and development	$(1,339)	$(944)	$1,017
General and administrative	(2,269)	(2,190)	(1,626)
Selling and marketing	(51)	(48)	86
Total operating expenses	(3,659)	(3,182)	(523)
Loss from operations	(3,659)	(3,182)	(523)
Interest income	-	-	1
Loss before income taxes	(3,659)	(3,182)	(522)
Income tax expenses	(150)	(150)	-
Share of net income of subsidiaries, net of taxes	6,786	1,080	848
Share of net income (loss) of an equity method investee	28	50	(202)
Net income (loss)	$3,005	$(2,202)	$124

STATEMENTS OF COMPREHENSIVE INCOME
(In thousands of U.S. dollars, except share and per share data)

	Year ended December 31,
	2011	2012	2013
Net income (loss)	3,005	(2,202)	124
Other comprehensive income , net of tax:
Change in cumulative foreign currency translation adjustments	8,169	3,162	4,983
Total comprehensive income	$11,174	$960	$5,107

STATEMENTS OF CHANGES IN EQUITY

(In thousands of U.S. dollars, except share and per share data)

				Accumulated
				other	Accumulated
	Ordinary shares		Additional	comprehensive	retained
	Number	Amount	paid-in capital	income	earnings	Total

Balance at January 1, 2011	427,705,308	$1	$24,252	$24,420	$222,032	$270,705

Repurchase of ordinary shares	(16,594,848)	-	(6,251)	-	-	(6,251)

Share-based compensation	-	-	1,928	-	-	1,928

Exercise of share-based awards	2,875,176	-	671	-	-	671

Share of subsidiaries' reserve	-	-	-	8,169	-	8,169

Net income	-	-	-	-	3,005	3,005

Balance at December 31, 2011	413,985,636	$1	$20,600	$32,589	$225,037	$278,227

Repurchase of ordinary shares	(14,812,056)	-	(4,166)	-	-	(4,166)

Share-based compensation	-	-	1,465	-	-	1,465

Exercise of share-based awards	9,811,512	-	2,303	-	-	2,303

Share of subsidiaries' reserve	-	-	-	3,162	-	3,162

Net loss	-	-	-	-	(2,202)	(2,202)

Balance at December 31, 2012	408,985,092	$1	$20,202	$35,751	$222,835	$278,789

Repurchase of ordinary shares	(11,772,294)	-	(4,853)	-	-	(4,853)

Share-based compensation	-	-	492	-	-	492

Exercise of share-based awards	14,261,718	-	3,041	-	-	3,041

Share of subsidiaries' reserve	-	-	-	4,983	-	4,983

Net income	-	-	-	-	124	124

Balance at December 31, 2013	411,474,516	$1	$18,882	$40,734	$222,959	$282,576

STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars)

	Year ended December 31,
	2011	2012	2013
Operating activities:
Net income (loss)	$3,005	$(2,202)	$124
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization of acquired intangible assets	-	-	33
Share-based compensation	1,928	1,465	492
Share of net income of subsidiaries	(6,786)	(1,080)	(848)
Share of net (income) loss of an equity method investee	(28)	(50)	202
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(186)	30	137
Accrued expenses and other current liabilities	115	1,462	(1,148)
Amounts due to subsidiaries	15,489	3,440	7,418
Cash provided by operating activities	13,537	3,065	6,410
Investing activities:
Investment in an equity method investee	(7,076)	-	(3,712)
Increase in amounts due from subsidiaries	(67)	(1,829)	(799)
Capital contribution in subsidiaries	-	-	(654)
Cash used in investing activities	(7,143)	(1,829)	(5,165)
Financing activities:
Repurchase of ordinary shares	(6,251)	(4,152)	(4,853)
Proceeds from exercise of stock options	671	2,289	3,041
Cash used in financing activities	(5,580)	(1,863)	(1,812)
Increase (decrease) in cash and cash equivalents	814	(627)	(567)

Cash and cash equivalents at the beginning of the year	1,068	1,882	1,255
Cash and cash equivalents at the end of the year	$1,882	$1,255	$688

NOTES TO SCHEDULE 1

1	Schedule 1

Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results and operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

As of December 31, 2012 and 2013, $124,141 and $134,571 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended December 31, 2011, 2012 and 2013.

2	Basis of preparation

The condensed financial information has been prepared using the same accounting policies as set out in the Group's consolidated financial statements except that the parent company has used equity method to account for its subsidiaries.